OTHER ASSETS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Currents Assets	Other current assets totaling $318,218 as of September 30, 2021 and $399,524 as of June 30, 2021 are comprised of various components as listed below.	Other current assets totaling $399,524 as of June 30, 2021 and $603,944 as of June 30, 2020 are comprised of various components as listed below.
OTHER ASSETS
	As of September 30, 2021	As of June 30, 2021
Prepaid expenses	$292,777	$373,381
Other current assets	25,441	26,143
Total	$318,218	$399,524

	As of June 30, 2021	As of June 30, 2020
Prepaid expenses	$373,381	$394,473
Other current assets	26,143	209,471
Total	$399,524	$603,944

Investments measured at estimated fair value	Investments measured at estimated fair value consist of the following as of September 30, 2021 and June 30, 2021:

All of the Company’s short-term investments are classified as Level 1 assets as of June 30, 2021 and June 30, 2020. Investments measured at estimated fair value consist of the following as of June 30, 2021 and June 30, 2020:

OTHER ASSETS (Details 2)

	September 30, 2021
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	$1,044,775	$5,378	$—	$1,050,153
Other short-term investments	269,824	1,459	—	271,283
Other equities	1,421		(215)	1,206
Total short-term investments	$1,316,020	$6,837	$(215)	$1,322,642

	June 30, 2021
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Money market funds	$1,044,748	$5,378	$—	$1,050,126
Other short term investments	772,981	4,568	—	777,549
Other equities	1,421	—	(170)	1,251
Total short-term investments	$1,819,150	$9,946	$(170)	$1,828,926

	As of June 30, 2021
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Money market funds	$1,044,748	$5,378	$—	$1,050,126
Other short-term investments	772,981	4,568	—	777,549
Other equities	1,421	—	(170)	1,251
Total short-term investments	$1,819,150	$9,946	$(170)	$1,828,926